Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2017	December 31, 2016

Finished goods	$3,326	$1,757
Work in process	891	562
Raw materials	2,210	2,299

	$6,427	$4,618